SUMMARY OF RECOGNIZED STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense	$ 81	$ 65	$ 233	$ 481
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense			233	481
Employee [Member] | Stock Compensation Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense	81	111
Employee [Member] | Forfeitures Of Stock Based Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense		$ (46)
Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense
Restricted Stock [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense			233	481
Restricted Stock [Member] | Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total employee stock-based compensation expense